Subsequent Events (Details Narrative)				1 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 06, 2019 USD ($) $ / shares shares	Jan. 03, 2019	Apr. 30, 2018 $ / shares shares	Aug. 29, 2018 $ / shares shares	Mar. 31, 2018 USD ($)	Mar. 14, 2019 USD ($) Numbers / Number $ / shares shares	Dec. 31, 2017 USD ($) shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Common stock issued for services			1,000,000	3,000,000				3,000,000
Stock price per share | $ / shares			$ 0.10	$ 0.15
Non cash expense | $								$ 550,000
Proceeds from issuance of common stock, gross | $									$ 1,051,999	$ 264,500
Common Stock issued as per subscription agreement							95,393,976		117,817,319	95,393,976
Aggregate common Stock issued as per subscription agreement							500,000,000		500,000,000	500,000,000
Subscription Agreement [Member]
Proceeds from issuance of common stock, gross | $					$ 2,000		$ 257,500
Subsequent Event [Member]
Stock price per share | $ / shares	$ 0.10
Non cash expense | $	$ 50,000
Aggregate proceeds received from issuance of stock | $						$ 372,500
Expected amount from sale of stock issued | $						512,500
Remaining proceeds to be received from issuance of stock | $						$ 140,000
Common Stock issued as per subscription agreement						3,200,000
Aggregate common Stock issued as per subscription agreement						5,725,000
Subsequent Event [Member] | Subscription Arrangement [Member]
Number of accredited investors | Numbers / Number						8
Subsequent Event [Member] | Mark DiSiena [Member]
Common stock issued for services	500,000
Subsequent Event [Member] | Frederick M. Lehrer [Member]
Common stock issued for services	1,000,000
Subsequent Event [Member] | Kelsey Higgins [Member]
Common stock issued for services	50,000
Subsequent Event [Member] | George Jage [Member]
Employment agreement, description		The Company completed an employment agreement with George Jage, President of MjLink, providing that effective on the 91st day after the start date of the agreement (the "Grant Date") and subject to the approval of the Company's Board of Directors, George Jage will be granted the equivalent in shares to equal 2.5% of the outstanding shares of MjLink that will vest on a monthly basis after 90 days of employment in equal parts in months 4 through 12. Additionally, the employment agreement provides George Jage with the opportunity to earn an additional 2.5% of MjLink's equity during the first year of this employment contract based on performance goals met. All stock issuances to Mr. Jage are subject to applicable holdings periods and volume limitations under Securities Act Rule 144 If Mr. Jage resigns as MjLink's President during the first 24 months of the employment agreement, all stock previously issued to him are required to be returned to MjLink's treasury.
Subsequent Event [Member] | Accredited Investors [Member] | Subscription Agreement [Member]
Number of shares issued during the period						5,725,000
Subsequent Event [Member] | Accredited Investors [Member] | Subscription Agreement [Member] | Issuance One [Member]
Stock price per share | $ / shares						$ 0.05
Number of shares issued during the period						1,200,000
Proceeds from issuance of common stock, gross | $						$ 60,000
Subsequent Event [Member] | Accredited Investors [Member] | Subscription Agreement [Member] | Issuance Two [Member]
Stock price per share | $ / shares						$ 0.10
Number of shares issued during the period						4,525,000
Proceeds from issuance of common stock, gross | $						$ 452,500